COMMITMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Commitments
	March 31, 2023	December 31, 2022
Not later than one year	$103	$105
Later than one year and not later than five years	347	347
Later than five years	375	398
	$825	$850